Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Dec. 31, 2013
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Repossessed Assets Acquired In Settlement Of Loans

The Bank owned $3.9 million and $6.8 million in repossessed assets acquired in settlement of loans at December 31, 2013 and 2012, respectively. Transactions in repossessed assets for the year ended December 31, 2013, the nine months ended December 31, 2012 and the year ended March 31, 2012 are summarized below:

	December 31,	December 31,	March 31,
	2013	2012	2012
Balance, Beginning Of Period	$6,754,425	$14,160,099	$14,433,853
Additions	3,861,182	2,456,478	4,276,679
Capital Improvements	—	—	36,877
Sales	(5,274,003)	(6,929,152)	(3,978,390)
Write Downs	(1,394,378)	(2,933,000)	(608,920)
Balance, End Of Period	$3,947,226	$6,754,425	$14,160,099